Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 29, 2017
Prospectus

The following information replaces similar information for FIAM found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Julian Albornoz (portfolio manager) has managed FIAM's portion of the fund's assets since 2017.

The following information replaces the biographical information for FIAM found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Julian Albornoz serves as the portfolio manager for FIAM’s portion of the fund’s assets, which he has managed since 2017. In this role, Mr. Albornoz manages large capitalization growth assets. Mr. Albornoz has more than 9 years of experience in the investment industry. Mr. Albornoz earned a Bachelor of Arts degree in Business Administration and his Corporate Finance specialization degree from El Colegio de Estudios Superiores de Administracion and a Master of Business Administration degree with a major in finance from The Wharton School of the University of Pennsylvania.

MMG-17-03 1.935092.116	November 1, 2017

Supplement to the
Strategic Advisers® Growth Fund
July 29, 2017
Prospectus

The following information replaces similar information for FIAM found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Julian Albornoz (portfolio manager) has managed FIAM's portion of the fund's assets since 2017.

The following information replaces the biographical information for FIAM found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Julian Albornoz serves as the portfolio manager for FIAM’s portion of the fund’s assets, which he has managed since 2017. In this role, Mr. Albornoz manages large capitalization growth assets. Mr. Albornoz has more than 9 years of experience in the investment industry. Mr. Albornoz earned a Bachelor of Arts degree in Business Administration and his Corporate Finance specialization degree from El Colegio de Estudios Superiores de Administracion and a Master of Business Administration degree with a major in finance from The Wharton School of the University of Pennsylvania.

SGF-17-02 1.935090.114	November 1, 2017

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class L and Class N
July 29, 2017
Prospectus

The following information replaces similar information for FIAM found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Julian Albornoz (portfolio manager) has managed FIAM's portion of the fund's assets since 2017.

The following information replaces the biographical information for FIAM found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Julian Albornoz serves as the portfolio manager for FIAM’s portion of the fund’s assets, which he has managed since 2017. In this role, Mr. Albornoz manages large capitalization growth assets. Mr. Albornoz has more than 9 years of experience in the investment industry. Mr. Albornoz earned a Bachelor of Arts degree in Business Administration and his Corporate Finance specialization degree from El Colegio de Estudios Superiores de Administracion and a Master of Business Administration degree with a major in finance from The Wharton School of the University of Pennsylvania.

MMG-L-MMG-N-17-03 1.9862924.110	November 1, 2017

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 29, 2017
Prospectus

The following information replaces similar information for FIAM found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Julian Albornoz (portfolio manager) has managed FIAM's portion of the fund's assets since 2017.

The following information replaces the biographical information for FIAM found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Julian Albornoz serves as the portfolio manager for FIAM’s portion of the fund’s assets, which he has managed since 2017. In this role, Mr. Albornoz manages large capitalization growth assets. Mr. Albornoz has more than 9 years of experience in the investment industry. Mr. Albornoz earned a Bachelor of Arts degree in Business Administration and his Corporate Finance specialization degree from El Colegio de Estudios Superiores de Administracion and a Master of Business Administration degree with a major in finance from The Wharton School of the University of Pennsylvania.

MMG-F-17-03 1.960894.112	November 1, 2017